DEFERRED TAXATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 300,000,000	$ 313,000,000	[1]	$ 246,000,000	[1]
Deferred tax assets	72,000,000	7,000,000	[1]	7,000,000	[1]
Net deferred taxation liability	228,000,000	306,000,000		239,000,000
The movement on the net deferred tax balance is as follows:
Balance at beginning of year	306,000,000	239,000,000		136,000,000
Taxation of items included in income statement from continuing and discontinued operations	(58,000,000)	64,000,000		53,000,000
Taxation of non-current assets and liabilities included in income statement from discontinued operations	0	0		28,000,000
Taxation on items included in other comprehensive income	(14,000,000)	6,000,000		6,000,000
Translation	(6,000,000)	(3,000,000)		16,000,000
Balance at end of year	228,000,000	306,000,000		239,000,000
Unrecognised taxable temporary differences pertaining to undistributed earnings	1,393,000,000	1,800,000,000		1,806,000,000
Obuasi, Ghana
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	72,000,000	7,000,000		7,000,000
Tangible assets (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	430,000,000	442,000,000		373,000,000
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	52,000,000	53,000,000		40,000,000
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	19,000,000	13,000,000		20,000,000
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	131,000,000	141,000,000		122,000,000
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	57,000,000	56,000,000		42,000,000
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	89,000,000	23,000,000		22,000,000
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	13,000,000	22,000,000		13,000,000
Deferred tax assets	9,000,000	4,000,000		21,000,000
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	514,000,000	530,000,000		446,000,000
Deferred tax assets	$ 286,000,000	$ 224,000,000		$ 207,000,000

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.